UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in USD per share)	$ 0.10	$ 0.10
Authorized shares (in shares)	365,000,000	365,000,000
Common stock, shares issued (in shares)	315,400,000	315,400,000	244,400,000
Common stock, shares outstanding (in shares)	308,512,741	307,215,419